Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net
Note 12 – Intangible Assets, Net

A.	Composition:

	Goodwill	PPA*	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2024	213,737	136,414	30,466	380,617
Additions	-	-	6,615	6,615
Impairment	(5,258)	-	(1,049)	(6,307)
Translation differences	(78)	-	(14)	(92)
Others	-	-	(634)	(634)
Deconsolidation*	(126,364)	(136,414)	(19,281)	(282,059)
Balance as at December 31, 2024	82,037	-	16,103	98,140
Additions	-	-	3,300	3,300
Impairment	-	-		-
Translation differences	8,680	-	2,364	11,044
Others	-	-	(130)	(130)
Balance as at December 31, 2025	90,717	-	21,637	112,354

Amortization
Balance as at January 1, 2024	21,455	32,631	5,247	59,333
Amortization for the year	-	10,788	1,924	12,712
Translation differences	-	-	(6)	(6)
Reclassification	-	1,354	(1,354)	-
Others	-	-	(622)	(622)
Deconsolidation*	-	(44,773)	(313)	(45,086)
Balance as at December 31, 2024	21,455	-	4,876	26,331
Amortization for the year	-	-	1,953	1,953
Translation differences	-	-	741	741
Reclassification	-	-	-	-
Others	-	-	(130)	(130)
Balance as at December 31, 2025	21,455	-	7,440	28,895

Carrying value
As at January 1, 2024	192,282	103,783	25,219	321,284
As at December 31, 2024	60,582	-	11,227	71,809
As at December 31, 2025	69,262	-	14,197	83,459

*       Relates to the power purchase agreement from the acquisition of CPV Keenan, which is part of the CPV Group.
**     Relates to deconsolidation of CPV Renewable. Refer to Note 10 for further information.

B.	The total carrying amounts of intangible assets with a finite useful life and with an indefinite useful life

	As at December 31,
	2025	2024
	$ Thousands
Intangible assets with a finite useful life	14,192	11,222
Intangible assets with an indefinite useful life	69,267	60,587
	83,459	71,809

C.
Impairment testing of goodwill arising from the acquisition of Gat Power Plant

As of December 31, 2025, goodwill of $69 million, which arose as part of the acquisition of the Gat Power Plant reflects the synergy between the activities of the power plants in Israel, whose business model is based on sale to private customers (OPC Rotem, OPC Hadera and Gat Power Plant).

The annual impairment testing of goodwill as of December 31, 2025, was carried out at the level of the cash-generating unit comprising mainly the three power plants (hereinafter - the “the OPC Power Plant Cash-Generating Unit”), since this is the lowest level at which goodwill is subject to monitoring for internal reporting purposes. The impairment testing was carried out by calculating the recoverable amount of the Rotem Power Plant only which is the principal power plant of OPC Power Plant Cash-Generating Unit based on the DCF method.

Set forth below are the key assumptions used in the impairment testing:

1.	Forecast years - represent the period spanning from 2026 to 2043 and are based on the estimate of the economic life of the power plant and its value as at the end of the forecast period.
2.	Generation Component forecasts and natural gas prices, which are not backed by an agreement are based on market forecasts received from external and independent specialist.
3.	The annual long-term inflation rate of 2.2%.
4.	Weighted average cost of capital of 7%, which has been evaluated by an external and independent specialist.

As of December 31, 2025, the recoverable amount of the Rotem Power Plants Cash-Generating Unit is estimated to be NIS 5 billion ($2 billion), which exceeds the carrying amount of the cash-generating unit and therefore, no impairment loss was recognized.